Net (Loss) Income per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Basic and Diluted Net (Loss) Income per Share

Basic and diluted net (loss) income per share was calculated as follows (in thousands, except per share data):

	For the three months ended March 31,
	2025	2024
Numerator:
Net (loss) income	(8,168)	136,989
Denominator:
Weighted-average shares used to compute net (loss) income per share—basic	52,464	52,163
Dilutive restrictive stock awards	—	54
Weighted-average shares used to compute net (loss) income per share—diluted	52,464	52,217
Net (loss) income per share—basic	$(0.16)	$2.63
Net (loss) income per share—diluted	$(0.16)	$2.62
Basic and diluted net income per share was calculated as follows (in thousands, except per share data):

	For the year ended December 31,
	2024	2023	2022
Numerator:
Net income	$250,603	$478,629	$641,298
Denominator:
Weighted-average shares used to compute net income per share—basic	52,287	51,973	51,622
Dilutive restricted stock awards and units	58	72	93
Weighted-average shares used to compute net income per share—diluted	52,345	52,045	51,715
Net income per share—basic	$4.79	$9.21	$12.42
Net income per share—diluted	$4.79	$9.20	$12.40